FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:  12/31/97

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)      N

Those items or sub-items with a box "|X|"after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:  CUNA Mutual Life Variable Account

    B.  File Number: 811-3915

    C.  Telephone Number: (319) 352-1000, ext. 2157

2.  A.  Street: 2000 HERITAGE WAY

    B.  City: WAVERLY      C. State: IA   D. Zip Code: 50677      Zip Ext.: 9202

    E.  Foreign Country:                     Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)    N

4.  Is this the last filing on this form by Registrant? (Y/N)     N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N) Y [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111.  A.    |X| Depositor Name: CUNA Mutual Life Insurance Company

      B.    |X| File Number (If any): 84-1685

      C.    |X| City: WAVERLY           State: IA  Zip Code: 50677 Zip Ext: 9202

            |X| Foreign Country:             Foreign Postal Code:

112.  A.    |X| Sponsor Name: CUNA Mutual Life Insurance Company

      B.    |X| File Number (If any): 84-1685

      C.    |X| City: WAVERLY           State: IA  Zip Code: 50677 Zip Ext: 9202

            |X| Foreign Country:             Foreign Postal Code:

113.  A.    |X| Trustee Name:

      B.    |X| City:                   State:     Zip Code:       Zip Ext:

            |X| Foreign Country:             Foreign Postal Code:

114.  A.    |X| Principal Underwriter Name: CUNA Brokerage Services, Inc.

      B.    |X| File Number: 8-30027

      C.    |X| City: Madison           State: WI  Zip Code: 53705  Zip Ext.:

            |X| Foreign Country:             Foreign Postal Code:

115.  A.    |X| Independent Public Accountant Name: KPMG Peat Marwick LLP

      B.    |X| City: Des Moines        State: IA  Zip Code: 50303 Zip Ext.:

            |X| Foreign Country:                      Foreign Postal Code:

116. Family of investment companies information:

      A.    |X| Is Registrant part of a family of investment companies? (Y/N)  N


      B.    |X| Identify the family in 10 letters:
                (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117. A. Is Registrant a separate account of an insurance company? (Y/N) Y If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

      B.    |X| Variable annuity contracts? (Y/N)                              N


      C.    |X| Scheduled premium variable life contracts? (Y/N)               N


      D.    |X| Flexible premium variable life contracts? (Y/N)                Y


      E.    |X| Other types of insurance products registered under the
                Securities Act of 1933                                         N


118.        |X| State the  number of series  existing  at the end of the  period
            that had securities registered under the Securities Act of 1933    1

119. |X| State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                               0

120. |X| State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0

121.        |X| State the number of series for which a current prospectus was in
            existence at the end of the period                                 1

122. |X| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
            period                                                             0

123.        |X| State the total  value of the  additional  units  considered  in
            answering item 122 ($000's omitted)                               $0

124. |X| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
            placed in the subsequent series) ($000's omitted)                 $0

125. |X| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted)        $16,605

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted)                                         $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of       Total Assets     Total Income
                                  Series            ($000's       Distributions
                                 Investing         omitted)     ($000's omitted)

A.    U.S. Treasury direct issue                   $               $

B.    U.S. Government agency                       $               $

C.    State and municipal tax-free                 $               $

D.    Public utility debt                          $               $

E.    Brokers or dealers debt or
      debt of brokers' or dealers'
      parent                                       $               $

F.    All other corporate intermed.
      & long-term debt                             $               $

G.    All other corporate short-
      term debt                                    $               $

H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers                           $               $

I.    Investment company equity
      securities                                   $               $

J.    All other equity securities      1           $784,329        $0

K.    Other securities                             $               $

L.    Total assets of all series
      of registrant                                $784,329        $

128.  |X|   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N)                                                  N

            [If answer is "N" (No), go to item 131.]

129. |X| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)

            [If answer is "N" (No), go to item 131.]

130. |X| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.        Total  expenses  incurred  by all  series of  Registrant  during the
            current reporting period ($000's omitted)                     $8,359

132. |X| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

      811-______     811-______        811-_____      811-_____       811-_____

For period ending 12/31/97
File Number 811-3915

This report is signed on behalf of the registrant in the City of Madison, and state of Wisconsin on the day of February, 1998.


                                  CUNA Mutual Life Variable Account (Registrant)
                             By:  CUNA Mutual Life Insurance Company (Depositor)
Witness:
Jason E. Smith
                             By:  /s/  Michael B. Kitchen
                                  Michael B. Kitchen
                                  President and Chief Executive Officer